UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:09/30/2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cortina Delpleche
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Cortina Delpleche	Wellesley, MA   11/09/2012
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  129

Form 13F Information Table Value Total:  $275215
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]GW & Wade Asset Management Co., LLC

Quantity	Security	Cusip	Value
43706	3m Company	88579Y101	4039000
64777	Abbott Lab	002824100	4441000
532626	Acme Packet	004764106	9108000
2274	Affil Mgr Grp	008252108	280000
4227	AmericanExpress	025816109	240000
4675	Ameriprise Finl	03076C106	265000
5855	Amgen		018490102	494000
12160	Annaly Capital	035710AA0	205000
3088	Apple Computer	037833100	2060000
5260	Aptargroup Inc	038336103	272000
3395	Ashland Oil Co.	044209104	243000
108306	AT&T Inc Com	00206R102	4083000
12313	Bank of America	060505104	109000
4	Berkshire Hthy	084670207	531000
18563	Blackrock Inc	09247X101	3310000
5195	BMC Software 	055921100	216000
118160	Bristol Myers	110122108	3988000
5114	Caterpillar	149123101	440000
6500	Centurylink	156700106	263000
47960	Chevron Texaco	166764100	5590000
4460	Cigna Corp	934467101	210000
25204	Cisco Sys Inc	17275r102	481000
9017	Citigroup Inc	172967101	295000
54080	Clorox		189054109	3896000
125147	Coca Cola	191216100	4747000
43384	Colgate Palm	194162103	4652000
52886	Conocophillips	20825C104	3024000
51249	Con Edison Hldg 209115104	3069000
12697	CVS Caremark	126650100	615000
13005	DE MasterBlndr	894090943	157000
60380	Dean Foods	242370104	987000
23784	Dell Inc	24702R101	234000
7581	Disney Walt Co.	254687106	396000
5920	Dr Pepper Snple	26138E109	264000
74019	Dupont		263534109	3721000
29235	EV Tax Mng Gbl	27829F108	258000
71994	EnergyTrsf Part	29273R109	3065000
14590	Exelixis Inc	30161Q104	70000
29709	Exxon Mobil	30231G102	2717000
2778	Fedex Corp 	31428X106	235000
13745	Fifth Third Ban	316773100	213000
6505	Foot Locker Inc	344849104	231000
43546	General Dyn	369550108	2879000
203071	General Elec	369604103	4612000
502	Google Inc 	38259p508	379000
34921	Heinz		423074103	1954000
5680	Helmerich&Payne	423452101	270000
68699	Honeywell Intl 	438516106	4105000
179513	Intel Corp	458140100	4067000
38585	Intl BusMachine	459200101	8005000
121483	Intl Paper Co	464285105	4412000
11800	Ishs Comex Gld	464285105	204000
13500	Ishs MSCIJapan	464286848	124000
22831	Ishs S&Pcmdy	464287168	772000
87716	Ishs DJ Epac	464288448	2774000
305150	Ishs DJ SelDivx	464287168	17601000
7222	Ishs DJ US Engy	464287796	305000
5605	Ishs DJ US RE	464287739	361000
48787	Ishs MSCI Eafe	464287465	2586000
44393	Ishs MSCI Emer	464287234	1835000
200119	IshsRsl1000Grw	464287614	13348000
35810	IshsRsl1000Indx	464287622	2846000
83906	IshsRsl1000Val	464287598	6056000
23479	IshsRsl2000Grw	464287648	2245000
29390	IshsRsl2000Indx	464287655	2452000
16041	IshsRsl2000Val	464287630	1186000
9609	IshsRsl3000Indx	464287689	815000
19867	IshsRslMidGrw	464287481	1235000
15661	IshsRslMidVal	464287473	763000
9811	IshsS&P 500Indx	464287953	1417000
6675	IshsS&PLatinAm	464287390	284000
16555	IshsS&PMid400	464287507	1634000
272760	IshsS&PUSPfd 	464288687	10872000
66394	J&J		478160104	4575000
16020	JP Morgan 	46625H100	648000
48068	Kimberly-Clark	494368103	4123000
6533	Kinder Morgan	494550106	539000
35242	McDonalds Corp.	580135101	3233000
9855	Merck & Co.	589331107	444000
130900	Microsoft Corp.	594918104	3896000
197705	Nasdaq Inc & Gr	63110r105	3181000
5940	Occidental Petr	674599105	511000
28667	Oracle Corp	68389X105	902000
91465	Paychex		704326107	3045000
16688	Phillips 66 Com	718546104	774000
1935	Pimco ETF Trst 	72201R775	210000
10406	Pwrshs Cmdy Idx	73935s105	298000
14080	Pwrshs ETFWilder73935x161	59000
24874	Pwrshs Ult QQQ 	73935A104	1706000
82285	Procter&Gamble	742718109	5707000
13510	Proshs Ult QQQ	74347r206	822000
7135	Public Service	744573106	230000
5943	RoyalDutchShell 780259206	413000
20902	Rydex ETFS&P500	78355W106	1091000
35652	S&P 500 Deposit	78462F103	5133000
40161	Sanmina Corp	800907206	342000
96610	Seagate Tech	G7945M107	2991000
32895	Spdr BenIntFin	78355W205	513000
12738	Spdr BenIntTech	81369Y803	393000
7860	Spdr BenIntUtil	81369Y886	286000
65465	Southern Co.	842587107	3017000
8079	SPDR DJ ETF TR	78467x109	1083000
6890	SPDR S&P Mid400	78467Y107	1240000
4225	SPDR DJ Wilsh	78464A805	453000
4065	SPDR S&P DivETF	78464A763	236000
122055	Sysco Corp.	871829107	3817000
4355	Tyco Intl Ltd	H89128104	245000
17430	Unilever N V 	904784709	618000
85146	Unilever Plc 	904767704	3110000
50102	United Parcel 	911312106	3586000
39054	United Tech	913017109	3058000
3191	Vgd Bd Indx	921937835	288000
6373	Vgd Emer Vprs	922042858	266000
4336	Vgd Indx Fds	922908736	282000
3417	Vgd Indx VgdGr	922908769	247000
3300	Vgd Scottsdale	02206C870	289000
4795	Verizon Com	92343V104	219000
5870	Walgreen Co.	931422109	214000
101058	Waste Mgmt	94106l109	3242000
6520	Wells Fargo	949746101	225000
11363	WT Defa Fd	97717W695	493000
23454	WT Div 100 Fd	97717W406	1322000
15325	WT HighYieldEq	97717W208	725000
5950	WT Intl Div100	97717W786	238000
19670	WT Intl LC Div	97717W794	833000
16065	WT Intl MC Div	97717W778	741000
373428	WT LC Div	97717w309	20404000
22312	WT MC Div	97717W778	1269000
23427	WT Total Div	97717W109	1278000